American Funds Developing World Growth and Income FundSM Summary prospectus October 30, 2020

Class	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1
	DWGAX	DWGCX	TDWGX	DWGFX	DWGHX	FDWGX	CDWAX	CDWCX	CDWEX	TWDGX	CDWFX
Class	529-F-2	529-F-3	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
	FWDDX	FWDGX	RDWAX	RDWBX	RDEGX	RDWCX	RDWEX	RDWHX	RDWFX	RDWGX

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information, reports to shareholders and other information about the fund online at capitalgroup.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated October 30, 2020, are incorporated by reference into this summary prospectus.

Investment objective The fund’s investment objective is to provide long-term growth of capital while providing current income.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 31 of the prospectus and on page 72 of the fund’s statement of additional information, and in the sales charge waiver appendix to this prospectus.

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	3.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.25	none	none	0.22
Other expenses[2]	0.31	0.31	0.30	0.26	0.25	0.15	0.36
Total annual fund operating expenses	1.30	2.05	1.29	1.25	0.99	0.89	1.32
Fee waiver	—	—	—	—	—	0.01[3]	—
Total annual fund operating expenses after fee waiver	1.30	2.05	1.29	1.25	0.99	0.88	1.32

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25[2]	none	none	1.00
Other expenses	0.36[2]	0.24[2]	0.34[2]	0.36[2]	0.25[4]	0.19[4]	0.26[2]
Total annual fund operating expenses	2.10	1.48	1.33	1.35	0.99	0.93	2.00

American Funds Developing World Growth and Income Fund / Summary prospectus     1

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses[2]	0.48	0.38	0.29	0.24	0.29	0.18	0.13
Total annual fund operating expenses	1.97	1.72	1.53	1.23	1.03	0.92	0.87

1 A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2 Restated to reflect current fees.

3 The fund’s transfer agent is currently waiving a portion of the other expenses. This waiver will be in effect through at least October 30, 2021. The transfer agent may elect at its discretion to extend, modify or terminate the waiver at that time.

4 Based on estimated amounts for the current fiscal year.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$700	$308	$378	$127	$101	$90	$480	$313	$151	$382	$137	$101	$95	$203
3 years	963	643	649	397	315	283	754	658	468	661	428	315	296	627
5 years	1,247	1,103	940	686	547	492	1,048	1,129	808	961	739	547	515	1,078
10 years	2,053	2,187	1,768	1,511	1,213	1,095	1,885	1,965	1,768	1,811	1,624	1,213	1,143	2,327

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$200	$175	$156	$125	$105	$94	$89		1 year	$208	$213
3 years	618	542	483	390	328	293	278		3 years	643	658
5 years	1,062	933	834	676	569	509	482		5 years	1,103	1,129
10 years	2,296	2,030	1,824	1,489	1,259	1,131	1,073		10 years	2,187	1,965

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 40% of the average value of its portfolio.

2     American Funds Developing World Growth and Income Fund / Summary prospectus

Principal investment strategies Under normal market conditions, the fund will invest at least 80% of its assets in securities that are (1) issued by companies in developing countries; (2) principally traded in the securities markets of developing countries; (3) denominated in developing country currencies; or (4) issued by companies deemed to be suitable for investment by the fund because they have significant economic exposure to developing countries. In determining whether a country is a developing country, the fund’s investment adviser will consider, among other things, whether the country is generally considered to be a developing country by the international financial community, the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of the country’s gross domestic product, and the overall regulatory environment of the country, including the presence of government regulation limiting or banning foreign ownership and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. For example, the investment adviser currently expects that most countries included in any one of the Morgan Stanley Capital Index (MSCI) emerging markets indices will be treated as developing countries.

The fund may invest in securities of any company, regardless of where it is domiciled, if the fund’s investment adviser determines that the company has significant economic exposure to a developing country. An issuer will be deemed to have significant economic exposure to a developing country if at least 50% of its assets are located in a developing country or at least 50% of its total revenues or profits are derived, or, in the opinion of the investment adviser, are expected to be derived, from goods or services produced or sold in a developing country.

The fund may have significant exposure to one or more developing countries. For example, as of December 31, 2019, the fund held more than 25% of its assets in securities of issuers domiciled in China. See the paragraphs captioned “Investing outside the United States,” “Investing in emerging markets” and “Exposure to country, region, industry or sector” under “Principal risks” below for a description of the risks associated with such investments.  More current portfolio holdings information for the fund is available on our website at capitalgroup.com.

The fund is designed for investors seeking both capital appreciation and income. As a general matter, the fund may invest in a broad range of securities, including both growth- and income-oriented stocks and debt securities. In pursuing its objective, however, the fund focuses on stocks of companies that have the potential for growth and the capacity to pay dividends. The investment adviser believes that these stocks will be more resistant to market declines than stocks of companies that do not, or do not have the capacity to, pay dividends. The fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the fund may obtain exposure to equity investments in local markets.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold

American Funds Developing World Growth and Income Fund / Summary prospectus     3

when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

4     American Funds Developing World Growth and Income Fund / Summary prospectus

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Exposure to country, region, industry or sector — Subject to the investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing in depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, receipt or corporate information about the underlying issuer and proxy

American Funds Developing World Growth and Income Fund / Summary prospectus     5

disclosure may not be timely and there may not be a correlation between such information and the market value of the depositary receipts.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Emerging Markets Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Investment results for Class 529-F-2 and Class 529-F-3 shares will be shown after these share classes have had annual returns for at least one calendar year. Class 529-F-2 and Class 529-F-3 shares will invest in the same securities as the other share classes of the fund but their results may vary from that of other share classes based on their respective fees and expenses. If expenses of the Class 529-F-2 and Class 529-F-3 are higher, then results would be lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

6     American Funds Developing World Growth and Income Fund / Summary prospectus

Average annual total returns For the periods ended December 31, 2019 (with maximum sales charge):
Share class	Inception date	1 year	5 years	Lifetime
A — Before taxes	2/3/2014	16.42%	2.64%	3.11%
— After taxes on distributions		16.09	2.34	2.83
— After taxes on distributions and sale of fund shares		10.25	2.15	2.53

Share classes (before taxes)	Inception date	1 year	5 years	Lifetime
C	2/3/2014	21.55%	3.03%	3.35%
F-1	2/3/2014	23.41	3.87	4.16
F-2	2/3/2014	23.71	4.13	4.44
F-3	1/27/2017	23.88	N/A	9.11
529-A	2/3/2014	19.03	3.09	3.49
529-C	2/3/2014	21.43	2.96	3.42
529-E	2/3/2014	23.19	3.61	3.91
529-F-1	2/3/2014	23.60	4.02	4.31
R-1	2/3/2014	22.57	3.10	3.41
R-2	2/3/2014	22.69	3.07	3.38
R-2E	8/29/2014	22.85	3.53	1.22
R-3	2/3/2014	23.03	3.56	3.87
R-4	2/3/2014	23.58	3.89	4.19
R-5E	11/20/2015	23.71	N/A	8.44
R-5	2/3/2014	23.80	4.20	4.49
R-6	2/3/2014	24.00	4.25	4.55

Indexes	1 year	5 years	Lifetime (from Class A inception)
MSCI Emerging Markets Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	18.42%	5.61%	5.72%
Lipper Emerging Markets Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	21.13	5.91	6.10
Class A annualized 30-day yield at May 31, 2020: 1.47% (For current yield information, please call American FundsLine® at (800) 325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

American Funds Developing World Growth and Income Fund / Summary prospectus     7

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
F. Chapman Taylor President	7 years	Partner – Capital International Investors
Noriko Honda Chen Senior Vice President	7 years	Partner – Capital International Investors
Victor D. Kohn Senior Vice President	1 year	Partner – Capital International Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is normally $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account. For accounts with Class F-3 shares held and serviced by the fund’s transfer agent, the minimum investment amount is $1 million.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial professional or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at capitalgroup.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

8     American Funds Developing World Growth and Income Fund / Summary prospectus

Notes

American Funds Developing World Growth and Income Fund / Summary prospectus     9

You can access the fund’s statutory prospectus or SAI at capitalgroup.com/prospectus.
MFGEIPX-100-1020P Litho in USA CGD/DFS/10303 Investment Company File No. 811-22881

Summary Prospectus Amendment October 30, 2020

For the following funds and series with summary prospectuses dated November 1, 2019 – October 1, 2020
(as supplemented to date):

AMCAP Fund®

American Balanced Fund®

American Funds Corporate Bond Fund®

American Funds Developing World Growth and Income FundSM

American Funds Emerging Markets Bond Fund®

American Funds Global Balanced FundSM

American Funds Global Insight FundSM

American Funds Inflation Linked Bond Fund®

American Funds International Vantage FundSM
American Funds Multi-Sector Income FundSM

American Funds Strategic Bond FundSM

American Funds U.S. Government Money Market FundSM

American High-Income Trust®

American Mutual Fund®

The Bond Fund of America®

Capital Income Builder®

Capital World Bond Fund®

Capital World Growth and Income Fund®

EuroPacific Growth Fund®

Fundamental Investors®

The Income Fund of America®

International Growth and Income FundSM

The Investment Company of America®

The New Economy Fund®

New Perspective Fund®

New World Fund®

SMALLCAP World Fund®

Washington Mutual Investors FundSM

American Funds College Target Date Series®

American Funds College 2036 FundSM

American Funds College 2033 Fund®

American Funds College 2030 Fund®

American Funds College 2027 Fund®
American Funds College 2024 Fund®

American Funds College 2021 Fund®

American Funds College Enrollment Fund®

American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Moderate Growth and Income PortfolioSM
American Funds Conservative Growth and Income PortfolioSM
American Funds Preservation PortfolioSM

Changes apply to all funds and series unless otherwise noted.

Keep this amendment with your summary prospectus. Each fund’s summary prospectus consists of this amendment and the fund’s summary prospectus, as supplemented to date (which is incorporated herein by reference). For additional information about a fund, you should refer to its prospectus and statement of additional information, in each case as supplemented to date, except where specific information is provided in this amendment, in which case the disclosure provided in this amendment is controlling.

On October 30, 2020, the funds listed on the cover of this amendment expect to issue new classes of shares - Class 529-F-2, 529-F-3 and/or ABLE-F-2 - which will generally be available only through an account established with a 529 college savings plan or an ABLE savings plan managed by the Capital Research and Management Company. Effective October 30, 2020, Class 529-F-1 shares will be converted automatically to Class 529-F-2 shares. You are receiving this amendment because you hold Class 529-F-1 shares of one or more of the funds listed on the cover of this amendment.

1. The following replaces the second sentence in the first paragraph of the “Fees and expenses of the fund” section of the summary prospectus for all of the funds listed above (other than American Funds U.S. Government Money Market Fund and funds within the American Funds College Target Date Series and American Funds Portfolio Series) to read as follows:

In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund.

2. In the third paragraph of the “Fees and expenses of the fund” section of the summary prospectus for all of the funds listed above (other than American Funds U.S. Government Money Market Fund and funds within the American Funds College Target Date Series and American Funds Portfolio Series), replace the following sentences:

You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3 or 529-F-1 shares of the fund, which are not reflected in the example.

Or

You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-1, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

With:

You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

3. The following replaces the second sentence in the first paragraph of the “Fees and expenses of the fund” section of the summary prospectus for each of the funds within the American Funds College Target Date Series to read as follows:

In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class 529-F-2 or 529-F-3 shares of the fund.

4. In the third paragraph of the “Fees and expenses of the fund” section of the summary prospectus for each of the funds within the American Funds College Target Date Series, replace the following sentence:

You may be required to pay brokerage commissions on your purchases and sales of Class 529-F-1 shares of the fund, which are not reflected in the example.

With:

You may be required to pay brokerage commissions on your purchases and sales of Class 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

5. The following replaces the second sentence in the first paragraph of the “Fees and expenses of the fund” section of the summary prospectus for American Funds U.S. Government Money Market Fund and funds within the American Funds Portfolio Series listed above to read as follows:

In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund.

6. In the third paragraph of the “Fees and expenses of the fund” section of the summary prospectus for American Funds U.S. Government Money Market Fund and funds within the American Funds Portfolio Series listed above, replace the following sentence:

You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3 or 529-F-1 shares of the fund, which are not reflected in the example.

With:

You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund, which are not reflected in the example.

7. The “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended by (i) replacing the columns captioned “529-F-1,” “529-F-2,” or “529-F-3” in the “Annual fund operating expenses” table with the corresponding columns set forth below and (ii) replacing the columns captioned “529-F-1,” “529-F-2,” or “529-F-3” in the cumulative estimated expense example table under the heading “Example” with the corresponding column set forth below. All other information in the “Annual fund operating expenses” and cumulative estimated expense example tables for all other share classes remain unchanged. Except as indicated below, footnotes to the “Annual fund operating expenses” table in the summary prospectus remain unchanged.

AMCAP Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.30%	0.30%	0.30%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.19[2]	0.17[3]	0.10[3]
Total annual fund operating expenses	0.74	0.47	0.40
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2
1 year	$76	$48
3 years	237	151
5 years	411	263
10 years	918	591

American Funds Corporate Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees[2]	0.38%	0.38%	0.38%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.26	0.22[4]	0.16[4]
Total annual fund operating expenses	0.89	0.60	0.54
Expense reimbursement[3]	0.04	0.04	0.04
Total annual fund operating expenses after expense reimbursement	0.85	0.56	0.50
[3]	The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least October 30, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[4]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-3
1 year	$87	$51
3 years	280	169
5 years	489	298
10 years	1,092	673

American Funds Multi-Sector Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.44%	0.44%	0.44%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.28[2]	0.27[4]	0.19[4]
Total annual fund operating expenses	0.97	0.71	0.63
Expense reimbursement[3]	0.05	0.05	0.05
Total annual fund operating expenses after expense reimbursement	0.92	0.66	0.58

[3]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least October 30, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[4]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2
1 year	$94	$67
3 years	304	222
5 years	531	390
10 years	1,185	878

EuroPacific Growth Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.41%	0.41%	0.41%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.22[2]	0.21[3]	0.12[3]
Total annual fund operating expenses	0.88	0.62	0.53
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2
1 year	$90	$63
3 years	281	199
5 years	488	346
10 years	1,084	774

The Income Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1
Management fees	0.22%
Distribution and/or service (12b-1) fees	0.25[3]
Other expenses	0.16
Total annual fund operating expenses	0.63
[3]	Restated to reflect current fees.

Share class:	529-F-1
1 year	$64
3 years	202
5 years	351
10 years	786

International Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.48%	0.48%	0.48%
Distribution and/or service (12b-1) fees	0.25[1]	none	none
Other expenses	0.24	0.19[2]	0.12[2]
Total annual fund operating expenses	0.97	0.67	0.60
[1]	Restated to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$99	$68	$61
3 years	309	214	192
5 years	536	373	335
10 years	1,190	835	750

Washington Mutual Investors Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.25[1]	none	none
Other expenses	0.16	0.15[2]	0.10[2]
Total annual fund operating expenses	0.64	0.38	0.33
[1]	Restated to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$65	$39	$34
3 years	205	122	106
5 years	357	213	185
10 years	798	480	418

8. The “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended by (i) supplementing the “Annual fund operating expenses” table by replacing the column captioned “529-F-1” and adding columns captioned “529-F-2” and “529-F-3” set forth below, and (ii) supplementing the cumulative estimated expense example table under the heading “Example” by replacing the column captioned “529-F-1” and adding the columns captioned “529-F-2” and “529-F-3” set forth below. All other information in the “Annual fund operating expenses” and cumulative estimated expense example tables for all other share classes remain unchanged. Except as indicated below, footnotes to the “Annual fund operating expenses” table in the summary prospectus remain unchanged.

American Balanced Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.22%	0.22%	0.22%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.17[2]	0.16[3]	0.10[3]
Total annual fund operating expenses	0.64	0.38	0.32
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$65	$39	$33
3 years	205	122	103
5 years	357	213	180
10 years	798	480	406

American Funds Developing World Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.74%	0.74%	0.74%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.36[2]	0.25[4]	0.19[4]
Total annual fund operating expenses	1.35	0.99	0.93
[3]	The fund’s transfer agent is currently waiving a portion of the other expenses. This waiver will be in effect through at least October 30, 2021. The transfer agent may elect at its discretion to extend, modify or terminate the waiver at that time.
[4]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$137	$101	$95
3 years	428	315	296
5 years	739	547	515
10 years	1,624	1,213	1,143

American Funds Emerging Markets Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees[2]	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.28[2]	0.25[5]	0.18[5]
Total annual fund operating expenses	1.08	0.80	0.73
Fee waiver and/or expense reimbursement[3]	0.02	0.02	0.02
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.06	0.78	0.71
[3]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least October 30, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[4]	The fund’s transfer agent is currently waiving a portion of the other expenses. This waiver will be in effect through at least October 30, 2021. The transfer agent may elect at its discretion to extend, modify or terminate the waiver at that time.
[5]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$108	$80	$73
3 years	341	253	231
5 years	594	442	404
10 years	1,315	988	905

American Funds Global Balanced Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.44%	0.44%	0.44%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.20[2]	0.17[3]	0.11[3]
Total annual fund operating expenses	0.89	0.61	0.55
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$91	$62	$56
3 years	284	195	176
5 years	493	340	307
10 years	1,096	762	689

American Funds Global Insight Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.52%	0.52%	0.52%
Distribution and/or service (12b-1) fees	0.25[3]	none	none
Other expenses[2]	0.21	0.20	0.12
Total annual fund operating expenses	0.98	0.72	0.64
[3]	Restated to reflect current fees.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$100	$74	$65
3 years	312	230	205
5 years	542	401	357
10 years	1,201	894	798

American Funds Inflation Linked Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.28%	0.28%	0.28%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.20[2]	0.17[4]	0.11[4]
Total annual fund operating expenses	0.73	0.45	0.39
[3]	The fund’s transfer agent is currently waiving a portion of the other expenses. This waiver will be in effect through at least October 30, 2021. The transfer agent may elect at its discretion to extend, modify or terminate the waiver at that time.
[4]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$75	$46	$40
3 years	233	144	125
5 years	406	252	219
10 years	906	567	493

American Funds International Vantage Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.60%	0.60%	0.60%
Distribution and/or service (12b-1) fees	0.25[4]	none	none
Other expenses[2]	0.23	0.21	0.13
Total annual fund operating expenses	1.08	0.81	0.73
[4]	Restated to reflect current fees.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$110	$83	$75
3 years	343	259	233
5 years	595	450	406
10 years	1,317	1,002	906

American Funds Strategic Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.36%	0.36%	0.36%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.25[2]	0.20[5]	0.15[5]
Total annual fund operating expenses	0.86	0.56	0.51
Fee waiver and/or expense reimbursement[3]	0.03	0.03	0.03
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.83	0.53	0.48
[3]	The investment adviser is currently reimbursing a portion of the other expenses and waiving a portion of its management fees. The reimbursement and waiver will be in effect through at least October 30, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement or waiver at that time. The fund’s board of trustees will consider the management fee reduction in connection with the next assessment of the Investment Advisory and Service Agreement with the fund’s investment adviser.
[4]	The fund’s transfer agent is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least October 30, 2021. The transfer agent may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[5]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$85	$54	$49
3 years	271	176	161
5 years	474	310	282
10 years	1,058	699	638

American High-Income Trust

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.29%	0.29%	0.29%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.23[2]	0.19[3]	0.11[3]
Total annual fund operating expenses	0.77	0.48	0.40
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$79	$49	$41
3 years	246	154	128
5 years	428	269	224
10 years	954	604	505

American Mutual Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.17[2]	0.15[3]	0. 10[3]
Total annual fund operating expenses	0.66	0.39	0.34
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$67	$40	$35
3 years	211	125	109
5 years	368	219	191
10 years	822	493	431

The Bond Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.19%	0.19%	0.19%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.22[2]	0.18[3]	0.10[3]
Total annual fund operating expenses	0.66	0.37	0.29
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$67	$38	$30
3 years	211	119	93
5 years	368	208	163
10 years	822	468	368

Capital Income Builder

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.18[2]	0.15[3]	0.10[3]
Total annual fund operating expenses	0.66	0.38	0.33
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$67	$39	$34
3 years	211	122	106
5 years	368	213	185
10 years	822	480	418

Capital World Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.43%	0.43%	0.43%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.30[2]	0.23[3]	0.12[3]
Total annual fund operating expenses	0.98	0.66	0.55
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$100	$67	$56
3 years	312	211	176
5 years	542	368	307
10 years	1,201	822	689

Capital World Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.37%	0.37%	0.37%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.21[2]	0.19[3]	0.11[3]
Total annual fund operating expenses	0.83	0.56	0.48
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$85	$57	$49
3 years	265	179	154
5 years	460	313	269
10 years	1,025	701	604

Fundamental Investors

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.18[2]	0.16[3]	0.10[3]
Total annual fund operating expenses	0.67	0.40	0.34
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$68	$41	$35
3 years	214	128	109
5 years	373	224	191
10 years	835	505	431

The Investment Company of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.17[2]	0.16[3]	0.10[3]
Total annual fund operating expenses	0.65	0.39	0.33
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$66	$ 40	$ 34
3 years	208	125	106
5 years	362	219	185
10 years	810	493	418

The New Economy Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.38%	0.38%	0.38%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.22[2]	0.20[3]	0.11[3]
Total annual fund operating expenses	0.85	0.58	0.49
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$87	$59	$50
3 years	271	186	157
5 years	471	324	274
10 years	1,049	726	616

New Perspective Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.37%	0.37%	0.37%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.20[2]	0.18[3]	0.11[3]
Total annual fund operating expenses	0.82	0.55	0.48
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$84	$56	$49
3 years	262	176	154
5 years	455	307	269
10 years	1,014	689	604

New World Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.52%	0.52%	0.52%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.30[2]	0.25[3]	0.14[3]
Total annual fund operating expenses	1.07	0.77	0.66
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$109	$ 79	$ 67
3 years	340	246	211
5 years	590	428	368
10 years	1,306	954	822

SMALLCAP World Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.62%	0.62%	0.62%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.25[2]	0.20[3]	0.12[3]
Total annual fund operating expenses	1.12	0.82	0.74
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$114	$84	$76
3 years	356	262	237
5 years	617	455	411
10 years	1,363	1,014	918

American Funds College 2036 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none
Other expenses	0.20	0.20%[3]	0.10%[3]
Acquired (underlying) fund fees and expenses[2]	0.40	0.40	0.40
Total annual fund operating expenses	0.85	0.60	0.50

[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$87	$61	$51
3 years	271	192	160
5 years	471	335	280
10 years	1,049	750	628

American Funds College 2033 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none
Other expenses	0.19	0.18%[3]	0.08%[3]
Acquired (underlying) fund fees and expenses[2]	0.36	0.36	0.36
Total annual fund operating expenses	0.80	0.54	0.44

[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$82	$55	$45
3 years	255	173	141
5 years	444	302	246
10 years	990	677	555

American Funds College 2030 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none
Other expenses	0.19	0.17%[3]	0.08%[3]
Acquired (underlying) fund fees and expenses[2]	0.33	0.33	0.33
Total annual fund operating expenses	0.77	0.50	0.41
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$79	$51	$42
3 years	246	160	132
5 years	428	280	230
10 years	954	628	518

American Funds College 2027 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none
Other expenses	0.19	0.17%[3]	0.07%[3]
Acquired (underlying) fund fees and expenses[2]	0.28	0.28	0.28
Total annual fund operating expenses	0.72	0.45	0.35
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$74	$46	$36
3 years	230	144	113
5 years	401	252	197
10 years	894	567	443

American Funds College 2024 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none
Other expenses	0.18	0.17%[3]	0.07%[3]
Acquired (underlying) fund fees and expenses[2]	0.27	0.27	0.27
Total annual fund operating expenses	0.70	0.44	0.34
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$72	$45	$35
3 years	224	141	109
5 years	390	246	191
10 years	871	555	431

American Funds College 2021 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none
Other expenses	0.19	0.17%[3]	0.07%[3]
Acquired (underlying) fund fees and expenses[2]	0.30	0.30	0.30
Total annual fund operating expenses	0.74	0.47	0.37
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$76	$48	$38
3 years	237	151	119
5 years	411	263	208
10 years	918	591	468

American Funds College Enrollment Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none
Other expenses	0.19	0.17%[3]	0.07%[3]
Acquired (underlying) fund fees and expenses[2]	0.30	0.30	0.30
Total annual fund operating expenses	0.74	0.47	0.37
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$76	$48	$38
3 years	237	151	119
5 years	411	263	208
10 years	918	591	468

9. The “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended by (i) supplementing the “Annual fund operating expenses” table by replacing the column captioned “529-F-1” and adding the columns captioned “529-F-2”, “529-F-3”, and “ABLE-F-2” set forth below and (ii) supplementing the cumulative estimated expense example table under the heading “Example” by replacing the column captioned “529-F-1” and adding the columns captioned “529-F-2”, “529-F-3”, and “ABLE-F-2” set forth below. All other information in the “Annual fund operating expenses” and cumulative estimated expense example tables for all other share classes remain unchanged. Except as indicated below, footnotes to the “Annual fund operating expenses” table in the summary prospectus remain unchanged.

American Funds U.S. Government Money Market Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3	ABLE-F-2
Management fees	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	0.25[1]	none	none	none
Other expenses	0.18[1]	0.20[3]	0.10[3]	0.15[3]
Total annual fund operating expenses	0.70	0.47	0.37	0.42
Fee waiver	—	—	—	0.06[2]
Total annual fund operating expenses after fee waiver	0.70	0.47	0.37	0.36
[2]	Virginia529, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least October 30, 2021. Subject to the terms of its contractual arrangement with the investment adviser, Virginia529 may elect to extend, modify or terminate the waiver at that time.
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3	ABLE-F-2
1 year	$72	$48	$38	$37
3 years	224	151	119	129
5 years	390	263	208	229
10 years	871	591	468	524

American Funds Global Growth Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3	ABLE-F-2
Management fees	none	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none	none
Other expenses	0.20	0.18%[4]	0.08%[4]	0.13%[4]
Acquired (underlying) fund fees and expenses[2]	0.42	0.42	0.42	0.42
Total annual fund operating expenses	0.87	0.60	0.50	0.55
Fee waiver	—	—	—	0.06[3]
Total annual fund operating expenses after fee waiver	0.87	0.60	0.50	0.49
[4]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3	ABLE F-2
1 year	$89	$61	$51	$50
3 years	278	192	160	170
5 years	482	335	280	301
10 years	1,073	750	628	684

American Funds Growth Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3	ABLE-F-2
Management fees	none	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none	none
Other expenses	0.19[2]	0.17%[4]	0.08%[4]	0.12%[4]
Acquired (underlying) fund fees and expenses[2]	0.36	0.36	0.36	0.36
Total annual fund operating expenses	0.80	0.53	0.44	0.48
Fee waiver	—	—	—	0.06[3]
Total annual fund operating expenses after fee waiver	0.80	0.53	0.44	0.42
[4]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3	ABLE F-2
1 year	$82	$54	$45	$43
3 years	255	170	141	148
5 years	444	296	246	263
10 years	990	665	555	598

American Funds Growth and Income Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3	ABLE-F-2
Management fees	none	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none	none
Other expenses	0.15	0.14%[4]	0.08%[4]	0.10%[4]
Acquired (underlying) fund fees and expenses[2]	0.31	0.31	0.31	0.31
Total annual fund operating expenses	0.71	0.45	0.39	0.41
Fee waiver	—	—	—	0.06[3]
Total annual fund operating expenses after fee waiver	0.71	0.45	0.39	0.35
[4]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3	ABLE F-2
1 year	$73	$46	$40	$36
3 years	227	144	125	126
5 years	395	252	219	224
10 years	883	567	493	512

American Funds Moderate Growth and Income Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3	ABLE-F-2
Management fees	none	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none	none
Other expenses	0.13	0.13%[4]	0.08%[4]	0.10%[4]
Acquired (underlying) fund fees and expenses[2]	0.35	0.35	0.35	0.35
Total annual fund operating expenses	0.73	0.48	0.43	0.45
Fee waiver	—	—	—	0.06[3]
Total annual fund operating expenses after fee waiver	0.73	0.48	0.43	0.39
[4]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3	ABLE F-2
1 year	$75	$49	$44	$40
3 years	233	154	138	138
5 years	406	269	241	246
10 years	906	604	542	561

American Funds Conservative Growth and Income Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3	ABLE-F-2
Management fees	none	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none	none
Other expenses	0.12	0.13%[4]	0.08%[4]	0.09%[4]
Acquired (underlying) fund fees and expenses[2]	0.27	0.27	0.27	0.27
Total annual fund operating expenses	0.64	0.40	0.35	0.36
Fee waiver	—	—	—	0.06[3]
Total annual fund operating expenses after fee waiver	0.64	0.40	0.35	0.30
[4]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3	ABLE F-2
1 year	$65	$41	$36	$31
3 years	205	128	113	110
5 years	357	224	197	196
10 years	798	505	443	450

American Funds Preservation Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3	ABLE-F-2
Management fees	none	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none	none
Other expenses	0.17	0.15%[5]	0.09%[5]	0.11%[5]
Acquired (underlying) fund fees and expenses[2]	0.28	0.28	0.28	0.28
Total annual fund operating expenses	0.70	0.43	0.37	0.39
Fee waiver	—	—	—	0.06[3]
Total annual fund operating expenses after fee waiver	0.70	0.43	0.37	0.33
[3]	Virginia529, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least October 30, 2021. Subject to the terms of its contractual arrangement with the investment adviser, Virginia529 may elect to extend, modify or terminate the waiver at that time.
[4]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least October 30, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[5]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3	ABLE F-2
1 year	$72	$44	$38	$34
3 years	224	138	119	119
5 years	390	241	208	213
10 years	871	542	468	487

10. The following is added before the last sentence in the paragraph under the “Investment results” section of the summary prospectus for each of the funds listed above (other than American Funds U.S. Government Money Market Fund and funds within the American Funds Portfolio Series), and at the end of the paragraph under the “Investment results” section of the summary prospectus for American Funds Multi-Sector Income Fund, to read as follows:

Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Investment results for Class 529-F-2 and Class 529-F-3 shares will be shown after these share classes have had annual returns for at least one calendar year. Class 529-F-2 and Class 529-F-3 shares will invest in the same securities as the other share classes of the fund but their results may vary from that of other share classes based on their respective fees and expenses. If expenses of the Class 529-F-2 and Class 529-F-3 are higher, then results would be lower.

11. The following is added before the last sentence in the paragraph under the “Investment results” section of the summary prospectus for American Funds U.S. Government Money Market Fund and funds within the American Funds Portfolio Series to read as follows:

Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Investment results for Class 529-F-2, Class 529-F-3 and Class ABLE-F-2 shares will be shown after these share classes have had annual returns for at least one calendar year. Class 529-F-2, Class 529-F-3 shares and Class ABLE-F-2 shares will invest in the same securities as the other share classes of the fund but their results may vary from that of other share classes based on their respective fees and expenses. If expenses of the Class 529-F-2, Class 529-F-3 and/or Class ABLE-F-2 are higher, then results would be lower.

Keep this supplement with your summary prospectus.

Lit. No. MFGEBS-436-1020P Litho in USA CGD/CF/10039-S81907

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ATTACHED SUMMARY PROSPECTUS AND SUMMARY PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ATTACHED ENGLISH LANGUAGE SUMMARY PROSPECTUS AND SUMMARY PROSPECTUS SUPPLEMENT ARE A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	MICHAEL W. STOCKTON
MICHAEL W. STOCKTON
SECRETARY